Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	88 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000016319 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.93%	9.18%		8.00%
C000016321 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.16%	9.38%		8.20%
C000016320 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.15%	7.63%		7.09%
C000016324 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.73%	8.10%		6.92%
C000016318 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%	8.62%		7.45%
C000189654 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.14%	9.41%	9.18%
C000131619 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.23%	9.56%		8.37%
C000016333 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.37%	5.63%		5.07%
C000016335 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.59%	5.85%		5.28%
C000016334 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.84%	4.10%		4.20%
C000016338 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.37%	4.58%		4.04%
C000016332 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.86%	5.13%		4.57%
C000189656 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.57%	5.84%	5.87%
C000131621 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.76%	5.97%		5.44%
C000016325 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.30%	7.48%		6.63%
C000016327 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.50%	7.73%		6.85%
C000016326 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.51%	5.95%		5.73%
C000016330 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.09%	6.43%		5.57%
C000016331 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%	6.94%		6.09%
C000189655 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.50%	7.69%	7.64%
C000131620 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.52%	7.87%		6.99%
Without Sales Load [Member] | C000016320 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.63%	8.91%		7.72%
Without Sales Load [Member] | C000016334 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.12%	5.34%		4.82%
Without Sales Load [Member] | C000016326 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.89%	7.21%		6.35%
Russell 3000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.07%	14.23%		12.58%
Russell 3000 (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.07%	14.23%	13.65%
Bloomberg U.S. Aggregate [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.10%	0.19%		1.61%
S&P 500 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.15%	15.00%		13.15%
Bloomberg U.S. 1-3 Month Treasury Bill [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.51%	2.22%		1.54%
Bloomberg U.S. Aggregate (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.10%	0.19%	1.31%
S&P 500 (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	22.15%	15.00%	14.32%
Bloomberg U.S. 1-3 Month Treasury Bill (Inception Date 4/10/17) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.51%	2.22%	2.06%